John Hancock Variable Insurance Trust

Supplement dated January 1, 2017

to the Prospectus dated May 1, 2016

American Global Growth Trust (the “fund”)

The following amends and restates the portfolio manager information under the heading “Portfolio management”:

Patrice Collette Partner - Capital World Investors Managed fund since 2015	Isabelle de Wismes Partner - Capital World Investors Managed fund since 2012	Paul Flynn Partner - Capital World Investors Managed the fund since 2016	Jonathan Knowles Partner - Capital World Investors Managed fund since 2013

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Capital Research and Management Company (“CRMC”)” is amended to include Paul Flynn as one of the Portfolio Managers of Global Growth Fund, a series of American Funds Insurance Series, the master fund of which American Global Growth Trust is a feeder, and to remove Galen Hoskin as a Portfolio Manager of Global Growth Fund.

Portfolio Manager	Primary Title with Investment Advisor (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Fund(s)
Paul Flynn	Partner – Capital World Investors Investment professional for 21 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Growth Fund – Less than 1 year

American New World Trust (the “fund”)

The following amends and restates the portfolio manager information under the heading “Portfolio management”:

Carl M. Kawaja Vice President; Partner - Capital World Investors Managed the fund since 1999	Bradford F. Freer Partner - Capital World Investors Managed the fund since 2016	Nicholas J. Grace Partner - Capital World Investors Managed fund since 2012	Robert H. Neithart Partner - Capital Fixed Income Investors Managed the fund since 2012

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Capital Research and Management Company (“CRMC”)” is amended to include Bradford F. Freer as one of the Portfolio Managers of New World Fund, a series of American Funds Insurance Series, the master fund of which American New World Trust is a feeder, and to remove Galen Hoskin as a Portfolio Manager of New World Fund.

Portfolio Manager	Primary Title with Investment Advisor (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Fund(s)
Bradford F. Freer	Partner – Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate

Serves as an equity portfolio manager for:

New World Fund – Less than 1 year (plus 14 years of prior experience as an investment analyst for the fund)

Global Growth Fund – 3 years (plus 6 years of prior experience as an investment analyst for the fund)

Real Estate Securities Trust (the “fund”)

Effective January 1, 2017, Joseph D. Fisher will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. Fisher as a portfolio manager of the fund will be removed from the prospectus effective January 1, 2017. John W. Vojticek and David W. Zonavetch will continue to be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Variable Insurance Trust

Supplement dated January 1, 2017

to the Statement of Information dated May 1, 2016

Capital Research and Management Company

The section under, “APPENDIX I - DISCLOSURE REGARDING PORTFOLIO MANAGERS OF THE MASTER FUNDS OF THE JHVIT FEEDER FUNDS” is amended and restated as follows to the extent that it relates to the portfolio managers of American Global Growth Trust and American New World Trust:

Portfolio manager fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. Each portfolio manager has determined that variable insurance or annuity contracts do not meet his or her current needs. Consequently, none of the portfolio managers holds any investments that hold shares of the funds.

The following table reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

Unless otherwise noted, the following tables reflect information as of December 31, 2015:

American Global Growth Trust

Portfolio Manager	Other Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3]
	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)
Patrice Collette	1	$10.0	1	$0.22	None	None
Isabelle de Wismes	1	$60.0	1	$0.22	None	None
Paul Flynn*	2	$100.5	2	$0.27	None	None
Jonathan Knowles	4	$232.4	None	None	None	None

*  Information is as of November 30, 2016.

American New World Trust

Portfolio Manager	Other Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3]
	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)	Number of Accounts	Assets (in billions)
Carl M. Kawaja	3	$276.6	1	$2.86	None	None
Bradford F. Freer*	4	$55.0	None	None	None	None
Nicholas J. Grace	3	$147.0	None	None	None	None
Robert H. Neithart	8	$74.8	5	$2.06	12[4]	$4.74

*  Information is as of November 30, 2016.

1    Information presented for other regulated investment companies (“other RICs”) for which the portfolio manager has significant day to day management responsibilities. Assets noted are the total net assets of the other RICs and are not the total assets managed by the individual, which is a substantially lower amount. No other RIC included in these tables is charged an advisory fee that is based on performance.

2    Represents funds advised or subadvised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No other pooled investment vehicle included in these tables is charged an advisory fee that is based on performance.

3    Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected. Except as noted, no other accounts included in these tables is charged an advisory fee that is based on performance.

4    The advisory fee of two of these accounts (representing $1.10 billion in total assets) is based partially on their investment results.

Real Estate Securities Trust (the “fund”)

Effective January 1, 2017, Joseph D. Fisher will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. Fisher as a portfolio manager of the fund will be removed from the Statement of Additional Information effective January 1, 2017. John W. Vojticek and David W. Zonavetch will continue to be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.